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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805

August 31, 2009

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H
    Registration Statement on Form N-4
    File No. 333-_________

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H (the "Registrant"), a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), we transmit for filing via EDGAR an initial registration statement on Form N-4 under the Securities Act of 1933 for the registration of a modified single purchase payment individual deferred variable annuity contract ("AnnuityNote Series 3 Variable Annuity Contract") to be issued by the Company.

     The prospectus in this initial registration statement (the "AnnuityNote Series 3 prospectus") is black-lined to show changes from the last amended prospectus of the AnnuityNote Series 2 Variable Annuity contract of the Registrant (the "AnnuityNote Series 2 prospectus") filed on July 31, 2009 (File No. 333-159267; Accession No. 0000950123-09-028353).

     The differences between the AnnuityNote Series 3 prospectus and the AnnuityNote Series 2 prospectus are that the former has a front-end sales charge and offers the Core Balanced Strategy (Series II class) investment option and a second investment option, while the latter has a contingent deferred sales charge and offers the Core Balanced Strategy (Series NAV class) investment option only. Because the AnnuityNote Series 3 offers multiple investment options, we have also enchanced the disclosure regarding market timing and restrictions on transfers. The Statement of Additional Information, to be filed by amendment, is the same for both contracts. Because the two contracts are otherwise substantially similar, we request selective review pursuant to Securities Act Release No. 6510 (February 15, 1984).

     An additional pre-effective amendment will be filed on or before November 19, 2009 to include the Statement of Additional Information and the financial statements for the Registrant and the Company, to file required consents and exhibits, and to make certain other changes as permitted.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities